CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 259,223	$ 183,762	$ 136,310
Other comprehensive income (loss), net of tax:
Cumulative Translation Adjustment	8,048	(2,951)	2,946
Available-for-sale investments:
Unrealized gain on available-for-sale marketable securities, net	3,366	1,202	5,193
Cash flow hedges:
Unrealized gain (loss) from cash flow hedges	3,458	(54)	(532)
Less: reclassification adjustment for net gain (loss) included in net income	(3,020)	(173)	1,576
Other comprehensive income (loss)	11,852	(1,976)	9,183
Total comprehensive income	$ 271,075	$ 181,786	$ 145,493